DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	AutoChina International Ltd
Entity Central Index Key	0001417370
Entity Filer Category	Accelerated Filer
Trading Symbol	autcf
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 59,717	$ 43,019
Restricted cash	159	159
Accounts receivable, net of provision for doubtful debts of $7,895 and $4,830 respectively	29,392	25,357
Inventories	7,719	2,529
Deposits for inventories, related party	0	14,539
Prepaid expenses and other current assets	4,776	12,201
Current maturities of net investment in sales-type leases, net of provision for doubtful debts of $527 and 714, respectively	287,163	329,111
Total current assets	388,926	426,915
Property, equipment and leasehold improvements, net	4,111	3,356
Deferred income tax assets	2,116	1,811
Net investment in direct financing and sales-type leases, net of current maturities	76,818	114,447
Total assets	471,971	546,529
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $76,523 and $111,095 as of June 30, 2012 and December 31, 2011, respectively)	92,333	149,979
Long-term borrowings (including long-term borrowings, current of the consolidated VIEs without recourse to AutoChina of $28,459 and $44,438 as of June 30, 2012 and December 31, 2011, respectively)	28,459	44,438
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $71 and $112 as of June 30, 2012 and December 31, 2011, respectively)	285	404
Accounts payable, related parties (including accounts payable of the consolidated VIEs without recourse to AutoChina of $14,369 and nil as of June 30, 2012 and December 31, 2011, respectively)	16,808	0
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $4,820 and $4,415 as of June 30, 2012 and December 31, 2011, respectively)	13,734	13,652
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $3,362 and $3,244 as of June 30, 2012 and December 31, 2011, respectively)	4,475	35,661
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $297 and $508 as of June 30, 2012 and December 31, 2011, respectively)	2,872	1,152
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $1,825 and $1,548 as of June 30, 2012 and December 31, 2011, respectively)	3,847	2,799
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and $4,764 as of June 30, 2012 and December 31, 2011, respectively)	7,892	8,162
Total current liabilities	170,705	256,247
Total liabilities	170,705	256,247
Commitment and Contingency
Shareholders' equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,538,919shares at June 30, 2012, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	381,600	379,952
Statutory reserves	13,016	13,016
Accumulated other comprehensive income	20,387	21,639
Accumulated losses	(113,761)	(124,349)
Total shareholders' equity	301,266	290,282
Total liabilities and shareholders' equity	$ 471,971	$ 546,529

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 7,895	$ 4,830
Loans and Leases Receivable, Allowance	527	714
Short-term Debt	92,333	149,979
Long-term Debt	28,459	44,438
Accounts Payable	285	404
Accounts Payable, Related Parties	16,808	0
Other Accounts Payable and Accrued Liabilities	13,734	13,652
Due to Affiliate	4,475	35,661
Customer Deposits	2,872	1,152
Taxes Payable	3,847	2,799
Deferred Tax Liabilities	7,892	8,162
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	50,000,000
Common Stock, Shares, Issued (in shares)	23,538,919	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,538,919	23,538,919
Variable Interest Entities [Member]
Short-term Debt	76,523	111,095
Long-term Debt	28,459	44,438
Accounts Payable	71	112
Accounts Payable, Related Parties	14,369	0
Other Accounts Payable and Accrued Liabilities	4,820	4,415
Due to Affiliate	3,362	3,244
Customer Deposits	297	508
Taxes Payable	1,825	1,548
Deferred Tax Liabilities	$ 0	$ 4,764

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues
Commercial vehicles	$ 81,293	$ 161,843	$ 161,736	$ 278,485
Finance	19,546	21,530	40,278	39,765
Insurance	3,982	2,434	5,875	3,790
Total revenues	104,821	185,807	207,889	322,040
Cost of sales
Commercial vehicles	1,827	29,057	4,574	61,188
Commercial vehicles, related parties	77,182	127,832	152,979	208,700
Insurance	470	0	470	0
Total cost of sales	79,479	156,889	158,023	269,888
Gross profit	25,342	28,918	49,866	52,152
Operating expenses
Selling and marketing	2,727	1,786	4,851	3,532
General and administrative	8,776	6,118	16,896	10,447
Interest expense	2,976	3,972	6,771	7,295
Interest expense, related parties	230	681	511	1,324
Other income, net	(322)	(1,464)	(890)	(2,064)
Total operating expenses	14,387	11,093	28,139	20,534
Income from operations	10,955	17,825	21,727	31,618
Other income (expense)
Loss on change in fair value of earn-out obligation	0	(15,200)	0	(53,600)
Interest income	117	347	149	57
Other income (expense), net	117	(15,166)	149	(53,543)
Income (loss) before income taxes	11,072	2,659	21,876	(21,925)
Income tax provision	2,635	4,237	5,403	7,030
Net income (loss)	8,437	(1,578)	16,473	(28,955)
Foreign currency translation adjustment	(1,444)	4,056	(1,252)	5,244
Comprehensive income (loss)	$ 6,993	$ 2,478	$ 15,221	$ (23,711)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.36	$ (0.07)	$ 0.7	$ (1.23)
Diluted (in dollars per share)	$ 0.36	$ (0.07)	$ 0.7	$ (1.23)
Dividend declared per share	$ 0	$ 0	$ 0.25	$ 0
Weighted average shares outstanding
Basic (in shares)	23,538,919	23,538,919	23,538,919	23,538,919
Diluted (in shares)	23,561,344	23,538,919	23,613,692	23,538,919

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net cash provided by (used in) operating activities	$ 111,877	$ (21,576)
Cash flow from investing activities:
Purchase of property, equipment and leasehold improvements	(1,689)	(966)
Increase in restricted cash	0	(1,911)
Repayment of due from an affiliate	0	9,000
Net cash (used in) provided by investing activities	(1,689)	6,123
Cash flow from financing activities:
Proceeds from borrowings	29,185	126,387
Repayments of borrowings	(102,315)	(73,832)
Proceeds from affiliates for debt	0	373,918
Repayment to affiliates	(31,153)	(381,302)
Increase in accounts payable, related parties	152,979	208,700
Repayment to accounts payable, related parties	(136,116)	(221,814)
Dividend paid	(5,885)	0
Net cash (used in) provided by financing activities	(93,305)	32,057
Net cash provided by operating, investing and financing activities	16,883	16,604
Effect of foreign currency translation on cash and cash equivalents	(185)	692
Net increase in cash and cash equivalents	16,698	17,296
Cash and cash equivalents, beginning of the period	43,019	30,931
Cash and cash equivalents, end of the period	59,717	48,227
Supplemental disclosure of cash flow information:
Interest paid	10,894	5,768
Income taxes paid	4,929	8,236
Non-cash transaction:
Reclassification from liability of the obligation to issue shares for the amendment of earn-out provision to equity	$ 0	$ 75,000

BACKGROUND	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

NOTE 1 – BACKGROUND

AutoChina International Limited (the “Company” or “AutoChina”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations consist of the commercial vehicle sales, servicing, leasing and support segment, which provides financing to customers to purchase commercial vehicles and related services.

In February 2012, the Company established Beijing Alliance Kaiyuan Information Processing Co., Ltd. (“Kaiyuan Information Processing”) in the PRC. However it has not commenced any operations.

On January 27, 2012, the Company’s board of directors declared a one-time special cash dividend in the amount of $0.25 per share and that was paid on February 15, 2012, to all shareholders of record as of the close of business on February 8, 2012. The total amount of cash distributed in the dividend was $5,885 and was deducted from retained earnings in the first quarter of 2012.

On January 27, 2012, the Company’s board of directors also declared a 3-for-2 stock split in the form of a stock dividend (“Stock Dividend”) and which was to be paid on February 16, 2012, to all shareholders of record as of the close of business on February 8, 2012. However, FINRA determined that the Stock Dividend could not be distributed to street name holders through the Depository Trust Company. As a result, on March 21, 2012, the board of directors determined to cancel the Stock Dividend and all shares issued pursuant to the Stock Dividend have been cancelled.

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2012 and December 31, 2011 and for the three months and six months ended June 30, 2012 and 2011:

	June 30,	December 31,
	2012	2011
	(unaudited)

Total assets	$280,591	$316,282
Total liabilities	129,726	170,124

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Revenues	$9,851	$48,694	$18,397	$97,012
Net income	2,229	14,927	2,935	24,312

The Company owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of June 30, 2012, the Company has 514 stores in 26 provinces or provincial-level regions.

The Company launched its own insurance agency business in December 2011 and has signed agreements with four major insurance companies in China to sell insurance: China United Property Insurance Company Limited, Sinosafe General Insurance Co. Ltd. (Hua An Insurance), Ping An Insurance (Group) Company of China, Ltd., and China Life Property and Casualty Insurance Company Limited. AutoChina’s 514 store locations are each licensed to sell insurance from these carrier partners, and as of June 30, 2012, the Company also operated 17 new insurance agency branch offices solely dedicated to this service in appropriate markets.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2011 Annual Report filed with the SEC on April 5, 2012. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates, short-term borrowings and earn-out obligation. The earn-out obligation was adjusted to its fair value at each reporting date. The carrying amounts of the other items at June 30, 2012 and December 31, 2011 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. The excess of aggregate lease rentals over the cost of leased second-hand vehicle constitutes unearned lease income to be recognized as income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

3,923,153 contingently issuable shares were considered outstanding and included in the computation of basic and diluted EPS since January 1, 2011. Such shares were issued to the former shareholder of ACG based upon 2010 financial results in accordance with Share Exchange Agreement (see Note 9) in December 2011.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income (loss)	$8,437	$(1,578)	$16,473	$(28,955)
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	22,425	—	74,773	—
Weighted average number of common shares outstanding – Diluted	23,561,344	23,538,919	23,613,692	23,538,919
Earnings (loss) per share
Basic	$0.36	$(0.07)	$0.70	$(1.23)
Diluted	$0.36	$(0.07)	$0.70	$(1.23)

914,237 and 1,637,089 stock options are outstanding as of June 30, 2012 and 2011, respectively, which were not included in the calculation of diluted income per share for the three months and six months ended because their effect would have been anti-dilutive.

Non-vested stock that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the three months and six months ended June 30, 2012 and 2011 because they would have been anti-dilutive totaled 426,106, and 1,146,805, respectively.

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 3 – ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Net investment in sales-type lease	$31,518	$22,721
Receivable from value-added services	5,769	7,466
Less: Allowance for doubtful accounts	(7,895)	(4,830)
	$29,392	$25,357

Net investment in sales-type lease included into the accounts receivable represents the net investment in sales-type lease which is overdue and delinquent.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Summaries of prepaid expenses and other current assets are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Security deposits for lease securitization borrowings	$79	$7,935
Prepaid interest expenses	15	341
Temporary advances to employees	543	798
Prepaid rent	1,210	1,124
Prepaid other taxes	—	264
Prepaid fuel charges	516	606
Prepaid insurance expenses	465	155
Prepaid insurance	1,319	—
Deposits for inventories	6	105
Other current assets	623	873
Total	$4,776	$12,201

Prepaid insurance expenses mainly include the insurance premium of directors and officers liabilities insurances of the Company. Prepaid insurance is the amount prepaid by the Company on behalf of the customers for its insurance agency business. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims.

NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

 NOTE 5 – NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES

The following lists the components of the net investment in direct financing and sales-type leases:

	June 30,	December 31,
	2012	2011
	(unaudited)

Minimum lease payments receivable	$409,046	$503,506
Less: Allowance for doubtful accounts	(527)	(714)
Net minimum lease payments receivable	408,519	502,792
Less: unearned interest income	(44,538)	(59,234)

Net investment in direct financing and sales-type leases	363,981	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(287,163)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$76,818	$114,447

Net investment in direct financing and sales-type leases arises from the sale of commercial vehicles, for which the Company enters into monthly installment arrangements with its customers for approximately 2 years. The legal titles of the commercial vehicles are transferred to the customer when all the outstanding lease payments are fully settled. There is no unguaranteed residual value at the end of the lease upon the transfer of the lease. As of June 30, 2012 and December 31, 2011, the aggregate effective interest rate on direct financing and sales-type leases is approximately 18.11% and 16.98% per annum, respectively.

At June 30, 2012, future minimum lease payments are as follows:

	Years Ending December 31,
	2012	2013	2014	Total

Net minimum lease payments receivable	$201,433	$188,947	$18,139	$408,519
Less: unearned interest income	(26,186)	(17,598)	(754)	(44,538)
Net investment in direct financing and sales-type leases	$175,247	$171,349	$17,385	$363,981

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Leasehold improvements	$1,544	$1,246
Furniture and fixtures	4,607	3,704
Company automobiles	1,659	1,446
Total	7,810	6,396

Less: accumulated depreciation and amortization	3,699	3,040
Property, equipment and leasehold improvements, net	$4,111	$3,356

Depreciation and amortization expense for the operations was approximately $496, $319, $919 and $625 for the three months and six months ended June 30, 2012 and 2011, respectively.

OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 7 – OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)

Accrued expenses	$1,996	$3,527
Other tax payables	6,101	5,693
Salary payable	1,635	1,664
Temporary receipt of insurance premium	443	355
Temporary receipt of insurance claims	802	650
Deposits received	2,128	1,296
Other current liabilities	629	467
Total	$13,734	$13,652

Deposits received represent security deposits received from staff and customer deposits. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include unpaid expenses reimbursement due to staff and withholding taxes collected from customers for value-added services.

THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8 – THIRD PARTY BORROWINGS

Short-term borrowings

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)
Short-term bank loans	7.74%	7.61%	July 2012 to March 2013	$92,333	$126,966
Lease securitization borrowings	—	10.62%	—	—	23,013
Total	7.74%	8.07%		$92,333	$149,979

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bear interest at rates in the range of 7.26% to 8.53% as of June 30, 2012, are denominated in RMB and have terms maturing within one year. One bank loan due in July 2012 in the amount of $12,648 was subsequently repaid when matured.

Lease securitization borrowings are financial arrangements with the Trustee, in which a certain portion of the Company’s commercial truck leases will be securitized and sold to investors through the Trustee at each month. The borrowings, which bear interest at a rate of 10.62% , were denominated in RMB and repaid when they matured in June 2012.

Long-term borrowings

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)

Long-term bank loans	7.04%	7.32%	August 2012	$28,459	$44,438
Less: current maturities of long-term bank loans				(28,459)	(44,438)
Long-term bank loans				$—	$—

Long-term bank loans represent loans from a local bank that have been used for working capital purposes. The loans bear interest at a rate of 7.04% as of June 30, 2012, are denominated in RMB and have terms between one to two years that will mature in August 2012.

As of June 30, 2012, the Company has pledged net investment in direct financing and sales-type leases in the amount of $222,084 as conditions to maintain its short-term bank loans and long-term bank loans that totaled $120,792. In addition, the Company’s affiliates have also provided properties as collateral for the short-term bank loans amounting to $20,554 and provided a guarantee for the long-term bank loans amounting to $28,459, respectively. As of June 30, 2012, the Company was in compliance with all of its loan covenants.

EARN-OUT OBLIGATION	6 Months Ended
Jun. 30, 2012
Debt and Contractual Obligation Disclosure [Abstract]
Debt and Contractual Obligation Disclosure [Text Block]

NOTE 9 – EARN-OUT OBLIGATION

Pursuant to an earn-out provision of the Share Exchange Agreement (the “Share Exchange Agreement”) dated February 4, 2009 entered into in connection with the business combination between ACG and the Company, the Company became obligated as part of the Share Exchange Agreement to issue shares to the prior owner of ACG, Honest Best Int’l Ltd (“Honest Best”) (now a major shareholder of the Company), conditioned on the combined company exceeding EBITDA targets in 2009 with additional shares issuances being conditioned on the combined company exceeding EBITDA targets in 2010, 2011, 2012, and 2013.

The percentage of shares to be issued was to be determined based upon the Company’s financial results each year, measured in accordance with an established formula (the “Earn-Out Obligation”). On March 22, 2010, the Company issued 2,603,456 shares to Honest Best based upon the 2009 financial results, in accordance the provisions of this agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement.

The fair value of the Earn-Out Obligation, which includes the 50% of holdback shares whose release was conditioned on achieving certain 2009 EBITDA targets, at closing was $23,400. That amount was recognized at closing as a liability and a dividend to shareholders. The Earn-Out Obligation is a derivative financial instrument liability that is adjusted to its fair value each reporting date with changes in fair value being recognized currently in the consolidated statement of operations and comprehensive income (loss). Once a measurement period for the issuance of shares ends, the Earn-Out Obligation related to that period is no longer conditional and the obligation is reclassified from a liability to equity based on the fair value of the obligation at the end of the measurement period.

On February 16, 2011, the Company reached an agreement with Honest Best to cancel the Earn-Out Obligation for fiscal years after 2011. This amendment eliminated the Earn-Out Obligation for 2012 and 2013, eliminating the potential dilutive effects of such issuances on AutoChina’s currently issued and outstanding shares. Furthermore, for fiscal years 2010 and 2011 the Earn-Out Obligation was modified such that a minimum of 70% EBITDA growth must be achieved in either respective year in order for any shares to be issued. Under this amendment, the Company was to issue between 15% to 20% of the number of ordinary shares of AutoChina outstanding when the revised EBITDA growth target is achieved. The reduction in the Earn-Out Obligation from the modification was credited in the amount of $75,000 directly to equity in the first quarter of 2011.

On September 26, 2011, the Company agreed with Honest Best to cancel the Earn-Out Obligation for fiscal year 2011. The reduction in the Earn-Out Obligation from the second modification was credited in the amount of $15,400 directly to equity in the third quarter of 2011.

The activities in the Earn-Out Obligation during the year ended December 31, 2011 and six months ended June 30, 2012 were as follows:

Earn-Out Obligation as of January 1, 2011	$73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and June 30, 2012	$—

The fair value of the Earn-Out Obligation requires the use of significant unobservable inputs, and these inputs were used in a Monte Carlo simulation model. The most significant inputs to the simulation model were:

	December 31, 2010	February 26, 2011	June 30, 2011
Volatility	46%	57%	71%
Cost of equity	16.75%	24.50%	22.00%
Current stock price	$25.87	$21.97	$29.19
Dividend yield	0.0%	0.0%	0.0%

Volatility was estimated using the median historical volatility of a group of comparable public companies. The cost of equity was estimated using the median cost of capital, derived using a capital asset pricing model, of a group of comparable public companies. The future stock price was simulated using Geometric Brownian Motion, a widely accepted model of stock price behavior that is used in Option Pricing Models such as the Black-Scholes Option Pricing Model. Future EBITDA performance was simulated using these inputs and potential changes in Enterprise Value to EBITDA multiples derived from historical data for comparable public companies. These simulated future outcomes were used to compute an expected value of the earn-out shares for each future measurement period. The expected value of the earn-out shares was discounted at the estimated cost of equity to arrive at the estimate of fair value of the Earn-Out Obligation. There were no changes in valuation techniques during the period presented.

SHARE CAPITAL	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10 – SHARE CAPITAL

On June 5, 2012, the board of directors of the Company approved an increase to the authorized share capital of the ordinary shares from 50,000,000 shares, par value of US$0.001 each, to 100,000,000 shares, par value of US$0.001 each. The authorized share capital of the preferred shares remained unchanged.

INCOME TAXES	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11 – INCOME TAXES

Cayman Islands : Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong : The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the three and six months ended June 30, 2012 and 2011. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China : Effective January 1, 2008, the National People’s Congress of China enacted a new PRC Enterprise Income Tax Law, under which foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision in the condensed consolidated statements of income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011

Current	$3,620	$2,529	$5,977	$3,634
Deferred	(985)	1,708	(574)	3,396
Total	$2,635	$4,237	$5,403	$7,030

The tax effects of temporary differences representing deferred income tax assets (liabilities) result principally from the followings:

	June 30,	December 31,
	2012	2011
	(unaudited)
Current
Deferred income tax assets:
Accrued liabilities	$2,642	$248
Tax loss carry forward	334	117
Provision for doubtful accounts	—	1,376
Net deferred income tax assets – current	2,976	1,741

Deferred income tax liabilities:
Unearned income	(10,868)	(9,505)
Other timing differences	—	(398)
Deferred income tax liabilities – current	(10,868)	(9,903)

Net deferred income tax liabilities – current	$(7,892)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	1,678	1,538
Tax loss carry forward	1,002	351
Deferred income tax assets – non-current	2,680	1,889

Deferred income tax liabilities – non-current:
Unearned income	(564)	(78)

Net deferred income tax assets – non-current	$2,116	$1,811

As of June 30, 2012, deferred income tax assets derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arose from the same tax jurisdictions with the deferred income tax liabilities. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At June 30, 2012, the Company had $5,344 of tax loss carry forwards that expire through December 31, 2015.

The difference between the effective income tax rate and the expected statutory rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	2.8%	162.3%	3.3%	(64.0)%
Non-taxable income	(0.8)%	—	(0.8)%	—
Effect of rate differences in various transportation centers	(3.2)%	(28.0)%	(2.8)%	6.9%
Effective tax rate	23.8%	159.3%	24.7%	(32.1)%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the share based payment and loss on change in fair value of the Earn-Out Obligation. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the three months and six months ended June 30, 2011 and 2012. As of June 30, 2012 and December 31, 2011, the Company did not have any significant unrecognized uncertain tax positions.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and month-to-month leases. These leases are accounted for as operating leases. Rent expense amounted to $722, $406, $1,368 and $761 for the three months and six months ended June 30, 2012 and 2011, respectively.

Future minimum payments under long-term, non-cancelable leases as of June 30, 2012, are as follows:

Year Ending December 31,	Future Minimum Payments
2011 (six months)	$173
2012	1,312
2013	483
2014	47
2015	15
Total	$2,030

Legal Proceedings

The staff of the SEC conducted a non-public investigation relating to the Company and, in this regard, the Company and its officers have received subpoenas for information. On January 6, 2012, the Company announced that it received a Wells Notice from the staff of the SEC, which the Company responded to. The Company cooperated with the SEC regarding this matter, including voluntarily providing information beyond that formally requested by the SEC staff, in an effort to assist in an expeditious conclusion of the staff’s investigation. Furthermore, on April 11, 2012, the SEC filed a lawsuit against the Company and 11 of its shareholders for stock manipulation, alleging that the Company deliberately manipulated trading in its shares to create the appearance of a liquid and active market. The Company continues to work closely with its legal counsel and advisors to defend the Company. The Company is unable at this time to predict the outcome of this lawsuit or whether the Company will incur any liability associated with the lawsuit, or to estimate the effect such outcome would have on the consolidated financial statements.

In the opinion of management, there are no other material claims assessments or litigation pending against the Company.

SEGMENT REPORTING	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 13 – SEGMENT REPORTING

The Company operates and manages its business as a single segment. As the Company primarily generates its revenues from customers in the PRC, no geographical segments are presented.

RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 14 – RELATED PARTY BALANCES AND TRANSACTIONS

Due to affiliates:

During the periods presented, the Company has borrowed from the parent company and companies affiliated with the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”). Each of these loans was entered into to satisfy the Company’s short-term capital needs. The amount due to Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”) was non-interest bearing, unsecured and due on demand by the lender. In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum.

The amount due to Honest Best bore the interest rate of 3.95% per annum, which increased to 8.00% per annum on October 1, 2011. The amount was unsecured and repaid in January 2012. The amount due to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”) bears the interest rate of 8.20% per annum, which is adjustable in connection with the basis rate established by the People’s Bank of China, is unsecured and will be repaid in September 2012.

The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:

		June 30	December 31,
	Notes	2012	2011
		(unaudited)

Honest Best	(1)	$—	$31,343
Hebei Kaiyuan	(2)	1,112	1,074
Kaiyuan Shengrong	(2)	3,363	3,244
Total		$4,475	$35,661

Notes:

(1)	Parent company of AutoChina and entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li.

Accounts payable, related parties:

During the periods presented, the Company purchased commercial vehicles from Hebei Ruituo Auto Trading Co., Ltd. (“Ruituo”), a company which is controlled by Mr. Li’s brother. The amounts due to Ruituo were non-interest bearing until October 2011. In addition, the payable balance is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:

		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$16,808	$—

Note:

(1)	Entity controlled by Mr. Li’s brother.

Deposits for inventories, related party:

During the periods presented, the Company made prepayments for inventories to a related party, Ruituo, to purchase commercial vehicles. The amount is non-interest bearing, unsecured and was settled in January 2012.

The outstanding amounts of deposits for inventories, related party as of June 30, 2012 and December 31, 2011 were as follows:

		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$—	$14,539

Note:

(1)	Entity controlled by Mr. Li’s brother.

Related Party Transactions

During the periods presented, the Company sold and purchased automobiles to and from affiliates. The details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2012	2011
		(unaudited)	(unaudited)
Capital nature:
Honest Best	(1) (d)	$—	$61,570
Hebei Kaiyuan	(2) (a)	65,037	63,354
Hebei Kaiyuan	(2) (d)	—	163,738
Kaiyuan Shengrong	(2) (b)	3,173	3,057
Kaiyuan Shengrong	(2) (c)	3,173	3,057
Ruituo	(3) (d)	—	69,795
Beijing Wantong Longxin Auto Trading Co., Ltd.	(4) (d)	—	78,815

Trading nature:
Ruituo	(3) (e)	152,979	208,583
Ruituo	(3) (f)	279	—
Honest Best	(1) (f)	58	620
Hebei Kaiyuan	(2) (f)	43	—
Kaiyuan Shengrong	(2) (f)	131	94
Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited, (“Beiguo”)	(5) (e)	—	135
Beiguo	(5) (f)	$—	$610

Notes:

(1)	Parent company of AutoChina and entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li.
(3)	Entity controlled by Mr. Li’s brother.
(4)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(5)	Entity in which Mr. Li and Mr. Thomas Luen-Hung Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Bank loan guarantee provided by the Company to the affiliate.
(c)	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
(d)	Loan provided to the Company during the period.
(e)	Sale of automobiles to the Company, including VAT, during the period.
(f)	Interest expenses incurred by the Company during the period.

Since the year ended December 31, 2010, the Company started purchasing commercial vehicles from an affiliate of Mr. Li, Ruituo, at a markup of approximately 0.3%. The balance due to such purchase is interest-free, unsecured and due on demand and was initially interest-free. In October 2011, Ruituo began charging interest at 8.00% per annum to the Company for the payables.

During the six months ended June 30, 2012 and 2011, the Company incurred interest expenses to Beiguo amounting to nil and $610, respectively, for its financing arrangement to purchase commercial vehicles in prior periods. During the six months ended June 30, 2012 and 2011, the Company also purchased commercial vehicles from Beiguo other than the financing arrangement, amounting to nil and $135, respectively. During the six months ended June 30, 2012 and 2011, the Company purchased commercial vehicles from Ruituo amounting to $152,979 and $208,583, respectively. The Company incurred the interest expense of $280 and nil for the purchase from Ruituo throughout the six months ended June 30, 2012 and 2011, respectively.

The Company occupies office space in Shijiazhuang, China provided by Hebei Kaiyuan, an affiliate of Mr. Li. Hebei Kaiyuan agreed to provide the office space free of charge and no rental costs were incurred by the Company during the three months and six months ended June 30, 2012 and 2011.

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE 15 – CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to lessee customers, it considers its lessee customers as its only portfolio segment.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type lease) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and receivables from value-added services is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The net investment in direct financing and sales-type leases and receivables from value-added services will be reviewed for impairment. Included in these amounts are leases that are in default, non-performing or in bankruptcy. Based on our non-performing direct financing and sales-type leases experience from those leases that were either matured or in the stage that were close to maturities, we also assess and make provision for performing loans. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of June 30, 2012 and December 31, 2011 were as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Balance at the beginning of the period	$5,544	$1,745
Provision during the period	4,287	4,271
Bad debts written off	(1,409)	(472)
Balance at the end of the period	$8,422	$5,544

Credit quality of finance receivables

The credit quality of net investment in sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include performing and non-performing. Non-performing is defined as receivables past due and/or on nonaccrual status or in bankruptcy. The receivables not meeting the criteria listed above are considered performing. Non-performing receivables have the highest probability for credit loss. The allowance for credit loss attributable to non-performing receivables is based on the most probable source of repayment, which is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

The carrying amount of the performing and non-performing finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$363,981	$—	$363,981
Accounts receivable	4,587	24,805	29,392
	$368,568	$24,805	$393,373

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivable	5,909	19,448	25,357
	$449,467	$19,448	$468,915

The carrying amount of the impaired finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$11,497	$527	$10,970
Accounts receivable	19,371	7,895	11,476
	$30,868	$8,422	$22,446

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivable	10,327	4,830	5,497
	$20,890	$5,544	$15,346

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2012 and December 31, 2012 were as follows:

	June 30,	December 31,
	2012	2011

Less than 90 days	$19,928	$16,116
Over 90 days	12,772	8,162
	32,700	24,278
Less: allowance for credit losses	(7,895)	(4,830)
Total	$24,805	$19,448

For the three and six months ended June 30, 2012 and 2011, the related amount of interest income recognized for impaired finance receivables was $1,059, $394, $2,033 and $788, respectively.

SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16 – SUBSEQUENT EVENT

On August 6, 2012, the Company’s board of directors determined to amend certain Share Option Award Agreements entered into pursuant to the Company’s 2009 Equity Incentive Plan (the “Plan”) to reduce the exercise price per share thereunder to the current fair market value of the Company’s ordinary shares. The amendment will affect approximately 984,000 shares of stock options granted during the prior periods. The reduction in the exercise price of the stock options is expected to increase the share-based payment in the third quarter of 2012. The Company is currently evaluating the impact the amendment and will have on the Company’s financial position or results of operation.

On August 30, 2012, the Company’s independent directors approved and the Company has entered into an equity transfer agreement (the “Agreement”) through its wholly-owned subsidiary, ACG to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, which is controlled by Mr. Li, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Asset”). Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The building is expected to be completed in October 2012. The Heat Planet shares are being purchased for approximately $56.4 million, subject to adjustment following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of Heat Planet on the closing date. The Company will also assume approximately $102.9 million in debt as part of the acquisition, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price will be payable within six months of occupation of the Asset, and any unpaid amounts after six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6% as of August 21, 2012), provided that if there is a good faith dispute regarding purchase price calculation or any purchase price adjustments then interest will not accrue until such dispute is definitively resolved. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Asset. According to the Agreement, there are certain warranties and conditions prior to the closing. The Agreement will be terminated at any time prior to the closing if certain conditions apply.

AutoChina intends to move its headquarters to the new Kai Yuan Center, which will serve as the hub for each of the Company’s 514 commercial vehicle financial centers located throughout China. The Company does not anticipate that it will occupy the entire office space purchased, and expects to begin leasing the unoccupied space, which will be reported as rental income. The management of the Company is currently assessing the impact of the completion of the transaction on the Company’s financial position and results of operation.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Unaudited Interim Financial Information [Policy Text Block]

Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2011 Annual Report filed with the SEC on April 5, 2012. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates, short-term borrowings and earn-out obligation. The earn-out obligation was adjusted to its fair value at each reporting date. The carrying amounts of the other items at June 30, 2012 and December 31, 2011 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. The excess of aggregate lease rentals over the cost of leased second-hand vehicle constitutes unearned lease income to be recognized as income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

3,923,153 contingently issuable shares were considered outstanding and included in the computation of basic and diluted EPS since January 1, 2011. Such shares were issued to the former shareholder of ACG based upon 2010 financial results in accordance with Share Exchange Agreement (see Note 9) in December 2011.

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income (loss)	$8,437	$(1,578)	$16,473	$(28,955)
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	22,425	—	74,773	—
Weighted average number of common shares outstanding – Diluted	23,561,344	23,538,919	23,613,692	23,538,919
Earnings (loss) per share
Basic	$0.36	$(0.07)	$0.70	$(1.23)
Diluted	$0.36	$(0.07)	$0.70	$(1.23)

914,237 and 1,637,089 stock options are outstanding as of June 30, 2012 and 2011, respectively, which were not included in the calculation of diluted income per share for the three months and six months ended because their effect would have been anti-dilutive.

Non-vested stock that could potentially dilute earnings per share in the future which were not included in the fully diluted computation for the three months and six months ended June 30, 2012 and 2011 because they would have been anti-dilutive totaled 426,106, and 1,146,805, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2012 and December 31, 2011 and for the three months and six months ended June 30, 2012 and 2011:

	June 30,	December 31,
	2012	2011
	(unaudited)

Total assets	$280,591	$316,282
Total liabilities	129,726	170,124

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Revenues	$9,851	$48,694	$18,397	$97,012
Net income	2,229	14,927	2,935	24,312

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income (loss)	$8,437	$(1,578)	$16,473	$(28,955)
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	22,425	—	74,773	—
Weighted average number of common shares outstanding – Diluted	23,561,344	23,538,919	23,613,692	23,538,919
Earnings (loss) per share
Basic	$0.36	$(0.07)	$0.70	$(1.23)
Diluted	$0.36	$(0.07)	$0.70	$(1.23)

ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Summaries of accounts receivable are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Net investment in sales-type lease	$31,518	$22,721
Receivable from value-added services	5,769	7,466
Less: Allowance for doubtful accounts	(7,895)	(4,830)
	$29,392	$25,357

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Summaries of prepaid expenses and other current assets are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Security deposits for lease securitization borrowings	$79	$7,935
Prepaid interest expenses	15	341
Temporary advances to employees	543	798
Prepaid rent	1,210	1,124
Prepaid other taxes	—	264
Prepaid fuel charges	516	606
Prepaid insurance expenses	465	155
Prepaid insurance	1,319	—
Deposits for inventories	6	105
Other current assets	623	873
Total	$4,776	$12,201

NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Schedule Of Components Of Net Investments In Direct Financing and Sales Type Leases [Table Text Block]

The following lists the components of the net investment in direct financing and sales-type leases:

	June 30,	December 31,
	2012	2011
	(unaudited)

Minimum lease payments receivable	$409,046	$503,506
Less: Allowance for doubtful accounts	(527)	(714)
Net minimum lease payments receivable	408,519	502,792
Less: unearned interest income	(44,538)	(59,234)

Net investment in direct financing and sales-type leases	363,981	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(287,163)	(329,111)

Net investment in direct financing and sales-type leases, net of current maturities	$76,818	$114,447

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

At June 30, 2012, future minimum lease payments are as follows:

	Years Ending December 31,
	2012	2013	2014	Total

Net minimum lease payments receivable	$201,433	$188,947	$18,139	$408,519
Less: unearned interest income	(26,186)	(17,598)	(754)	(44,538)
Net investment in direct financing and sales-type leases	$175,247	$171,349	$17,385	$363,981

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Summaries of property, equipment and leasehold improvements are as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Leasehold improvements	$1,544	$1,246
Furniture and fixtures	4,607	3,704
Company automobiles	1,659	1,446
Total	7,810	6,396

Less: accumulated depreciation and amortization	3,699	3,040
Property, equipment and leasehold improvements, net	$4,111	$3,356

OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Other payables and accrued liabilities consist of the following:

	June 30,	December 31,
	2012	2011
	(unaudited)

Accrued expenses	$1,996	$3,527
Other tax payables	6,101	5,693
Salary payable	1,635	1,664
Temporary receipt of insurance premium	443	355
Temporary receipt of insurance claims	802	650
Deposits received	2,128	1,296
Other current liabilities	629	467
Total	$13,734	$13,652

THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)
Short-term bank loans	7.74%	7.61%	July 2012 to March 2013	$92,333	$126,966
Lease securitization borrowings	—	10.62%	—	—	23,013
Total	7.74%	8.07%		$92,333	$149,979

Schedule of Long-term Debt Instruments [Table Text Block]

Long-term borrowings

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2012	2011	Maturities	2012	2011
				(unaudited)

Long-term bank loans	7.04%	7.32%	August 2012	$28,459	$44,438
Less: current maturities of long-term bank loans				(28,459)	(44,438)
Long-term bank loans				$—	$—

EARN-OUT OBLIGATION (Tables)	6 Months Ended
Jun. 30, 2012
Debt and Contractual Obligation Disclosure [Abstract]
Schedule Of Earn Out Obligations [Table Text Block]

The activities in the Earn-Out Obligation during the year ended December 31, 2011 and six months ended June 30, 2012 were as follows:

Earn-Out Obligation as of January 1, 2011	$73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and June 30, 2012	$—

Schedule Of Effect Of Significant Unobservable Inputs Changes In Earn Out Obligation [Table Text Block]

The fair value of the Earn-Out Obligation requires the use of significant unobservable inputs, and these inputs were used in a Monte Carlo simulation model. The most significant inputs to the simulation model were:

	December 31, 2010	February 26, 2011	June 30, 2011
Volatility	46%	57%	71%
Cost of equity	16.75%	24.50%	22.00%
Current stock price	$25.87	$21.97	$29.19
Dividend yield	0.0%	0.0%	0.0%

INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Summaries of the income tax provision in the condensed consolidated statements of income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011

Current	$3,620	$2,529	$5,977	$3,634
Deferred	(985)	1,708	(574)	3,396
Total	$2,635	$4,237	$5,403	$7,030

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences representing deferred income tax assets (liabilities) result principally from the followings:

	June 30,	December 31,
	2012	2011
	(unaudited)
Current
Deferred income tax assets:
Accrued liabilities	$2,642	$248
Tax loss carry forward	334	117
Provision for doubtful accounts	—	1,376
Net deferred income tax assets – current	2,976	1,741

Deferred income tax liabilities:
Unearned income	(10,868)	(9,505)
Other timing differences	—	(398)
Deferred income tax liabilities – current	(10,868)	(9,903)

Net deferred income tax liabilities – current	$(7,892)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	1,678	1,538
Tax loss carry forward	1,002	351
Deferred income tax assets – non-current	2,680	1,889

Deferred income tax liabilities – non-current:
Unearned income	(564)	(78)

Net deferred income tax assets – non-current	$2,116	$1,811

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The difference between the effective income tax rate and the expected statutory rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	2.8%	162.3%	3.3%	(64.0)%
Non-taxable income	(0.8)%	—	(0.8)%	—
Effect of rate differences in various transportation centers	(3.2)%	(28.0)%	(2.8)%	6.9%
Effective tax rate	23.8%	159.3%	24.7%	(32.1)%

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum payments under long-term, non-cancelable leases as of June 30, 2012, are as follows:

Year Ending December 31,	Future Minimum Payments
2011 (six months)	$173
2012	1,312
2013	483
2014	47
2015	15
Total	$2,030

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Schedule Of Due To Affiliates [Table Text Block]

The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:

		June 30	December 31,
	Notes	2012	2011
		(unaudited)

Honest Best	(1)	$—	$31,343
Hebei Kaiyuan	(2)	1,112	1,074
Kaiyuan Shengrong	(2)	3,363	3,244
Total		$4,475	$35,661

Schedule Of Accounts Payable, Related Parties [Table Text Block]	The outstanding amounts due to related parties as of June 30, 2012 and December 31, 2011 were as follows:
		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$16,808	$—

Schedule Of Deposits For Inventories, Related Party [Table Text Block]	The outstanding amounts of deposits for inventories, related party as of June 30, 2012 and December 31, 2011 were as follows:
		June 30,	December 31,
	Note	2012	2011
		(unaudited)

Ruituo	(1)	$—	$14,539

Schedule of Related Party Transactions [Table Text Block]

During the periods presented, the Company sold and purchased automobiles to and from affiliates. The details of the related party transactions were as follows:

		Six months ended June 30,
	Notes	2012	2011
		(unaudited)	(unaudited)
Capital nature:
Honest Best	(1) (d)	$—	$61,570
Hebei Kaiyuan	(2) (a)	65,037	63,354
Hebei Kaiyuan	(2) (d)	—	163,738
Kaiyuan Shengrong	(2) (b)	3,173	3,057
Kaiyuan Shengrong	(2) (c)	3,173	3,057
Ruituo	(3) (d)	—	69,795
Beijing Wantong Longxin Auto Trading Co., Ltd.	(4) (d)	—	78,815

Trading nature:
Ruituo	(3) (e)	152,979	208,583
Ruituo	(3) (f)	279	—
Honest Best	(1) (f)	58	620
Hebei Kaiyuan	(2) (f)	43	—
Kaiyuan Shengrong	(2) (f)	131	94
Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited, (“Beiguo”)	(5) (e)	—	135
Beiguo	(5) (f)	$—	$610

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of June 30, 2012 and December 31, 2011 were as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Balance at the beginning of the period	$5,544	$1,745
Provision during the period	4,287	4,271
Bad debts written off	(1,409)	(472)
Balance at the end of the period	$8,422	$5,544

Financing Receivable Credit Quality Indicators [Table Text Block]

The carrying amount of the performing and non-performing finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$363,981	$—	$363,981
Accounts receivable	4,587	24,805	29,392
	$368,568	$24,805	$393,373

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivable	5,909	19,448	25,357
	$449,467	$19,448	$468,915

Impaired Financing Receivables [Table Text Block]

The carrying amount of the impaired finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$11,497	$527	$10,970
Accounts receivable	19,371	7,895	11,476
	$30,868	$8,422	$22,446

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivable	10,327	4,830	5,497
	$20,890	$5,544	$15,346

Past Due Financing Receivables [Table Text Block]

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2012 and December 31, 2012 were as follows:

	June 30,	December 31,
	2012	2011

Less than 90 days	$19,928	$16,116
Over 90 days	12,772	8,162
	32,700	24,278
Less: allowance for credit losses	(7,895)	(4,830)
Total	$24,805	$19,448

BACKGROUND (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Total assets	$ 471,971		$ 471,971		$ 546,529
Total liabilities	170,705		170,705		256,247
Revenues	104,821	185,807	207,889	322,040
Net income	8,437	(1,578)	16,473	(28,955)
Variable Interest Entities [Member]
Total assets	280,591		280,591		316,282
Total liabilities	129,726		129,726		170,124
Revenues	9,851	48,694	18,397	97,012
Net income	$ 2,229	$ 14,927	$ 2,935	$ 24,312

BACKGROUND (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Common Stock, Dividends, Per Share, Cash Paid	$ 0.25
Payments of Ordinary Dividends, Common Stock	$ 5,885

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ 8,437	$ (1,578)	$ 16,473	$ (28,955)
Weighted average number of common shares outstanding - Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	22,425	0	74,773	0
Weighted average number of common shares outstanding Diluted	23,561,344	23,538,919	23,613,692	23,538,919
Earnings (loss) per share
Basic (in dollars per share)	$ 0.36	$ (0.07)	$ 0.7	$ (1.23)
Diluted (in dollars per share)	$ 0.36	$ (0.07)	$ 0.7	$ (1.23)

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Business Acquisition, Contingent Consideration, Shares Issuable			3,923,153
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	914,237	1,637,089	914,237	1,637,089
Non Vested Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	426,106	1,146,805	426,106	1,146,805

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net investment in sales-type lease	$ 31,518	$ 22,721
Receivable From Value Added Services	5,769	7,466
Less: Allowance for doubtful accounts	(7,895)	(4,830)
Accounts Receivable, Net, Current	$ 29,392	$ 25,357

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Security deposits for lease securitization borrowings	$ 79	$ 7,935
Prepaid interest expenses	15	341
Temporary advances to employees	543	798
Prepaid rent	1,210	1,124
Prepaid other taxes	0	264
Prepaid fuel charges	516	606
Prepaid insurance expenses	465	155
Prepaid insurance	1,319	0
Deposits for inventories	6	105
Other current assets	623	873
Total	$ 4,776	$ 12,201

NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Minimum lease payments receivable	$ 409,046	$ 503,506
Less: Allowance for doubtful accounts	(527)	(714)
Net minimum lease payments receivable	408,519	502,792
Less: unearned interest income	(44,538)	(59,234)
Net investment in direct financing and sales-type leases	363,981	443,558
Less: Current maturities of net investment in direct financing and sales-type leases	(287,163)	(329,111)
Net investment in direct financing and sales-type leases, net of current maturities	$ 76,818	$ 114,447

NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net minimum lease payments receivable (2012)	$ 201,433
Net minimum lease payments receivable (2013)	188,947
Net minimum lease payments receivable (2014)	18,139
Net minimum lease payments receivable	408,519
Less: unearned interest income	(44,538)	(59,234)
Net investment in direct financing and sales-type leases	363,981	443,558
Year 2012 [Member]
Less: unearned interest income	(26,186)
Net investment in direct financing and sales-type leases	175,247
Year 2013 [Member]
Less: unearned interest income	(17,598)
Net investment in direct financing and sales-type leases	171,349
Year 2014 [Member]
Less: unearned interest income	(754)
Net investment in direct financing and sales-type leases	$ 17,385

NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Term Of Lease	2 years
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	18.11%	16.98%

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Leasehold improvements	$ 1,544	$ 1,246
Furniture and fixtures	4,607	3,704
Company automobiles	1,659	1,446
Total	7,810	6,396
Less: accumulated depreciation and amortization	3,699	3,040
Property, equipment and leasehold improvements, net	$ 4,111	$ 3,356

PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Depreciation, Depletion and Amortization	$ 496	$ 319	$ 919	$ 625

OTHER PAYABLES AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses	$ 1,996	$ 3,527
Other tax payables	6,101	5,693
Salary payable	1,635	1,664
Temporary receipt of insurance premium	443	355
Temporary receipt of insurance claims	802	650
Deposits received	2,128	1,296
Other current liabilities	629	467
Total	$ 13,734	$ 13,652

THIRD PARTY BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short Term Bank Loans Weighted Average Interest Rate	7.74%	7.61%
Lease securitization borrowings, Weighted-average interest rate	0.00%	10.62%
Total, Weighted-average interest rate	7.74%	8.07%
Short-term bank loans, Maturities	July 2012 to March 2013
Short-term bank loans	$ 92,333	$ 126,966
Lease securitization borrowings	0	23,013
Total	$ 92,333	$ 149,979

THIRD PARTY BORROWINGS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-term bank loans Weighted-average interest rate	7.04%	7.32%
Long-term bank loans Maturities	Aug 31, 2012
Long-term bank loans	$ 28,459	$ 44,438
Less: current maturities of long-term bank loans	(28,459)	(44,438)
Long-term bank loans	$ 0	$ 0

THIRD PARTY BORROWINGS (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	7.26%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	8.53%
Repayments of Bank Loans	$ 12,648
Debt Instrument, Interest Rate During Period	10.62%
Long-term bank loans Weighted-average interest rate	7.04%	7.32%
Pledged net investment in direct financing and sales-type leases	222,084
Debt, Long-term and Short-term, Combined Amount	120,792
Collateral For Short-term Bank Loans	20,554
Guarantee For Long-term Bank Loans	$ 28,459

EARN-OUT OBLIGATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Earn-Out Obligation as of January 1, 2011	$ 73,100
Increase in fair value during 2011 with a charge to the consolidated statement of operations and comprehensive income	17,300
Reclassification of Earn-Out Obligation from liability to equity for the amendments of earn-out provision	(90,400)
Earn-Out Obligation as of December 31, 2011 and June 30, 2012	$ 0

EARN-OUT OBLIGATION (Details 1) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2011	Jun. 30, 2011	Dec. 31, 2010
Volatility	57.00%	71.00%	46.00%
Cost of equity	24.50%	22.00%	16.75%
Current stock price	$ 21.97	$ 29.19	$ 25.87
Dividend yield	0.00%	0.00%	0.00%

EARN-OUT OBLIGATION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Feb. 16, 2011
Stock Issued During Period Shares Honest Best Agreement		3,923,153	2,603,456
Hold Back Shares Percentage	50.00%
Earnings Before Interest and Tax and Depreciation and Amortization	$ 23,400
EBITDA Growth Percentage Minimum					70.00%
Issue Of Ordinary Shares Minimum Percentage					15.00%
Issue Of Ordinary Shares Maximum Percentage					20.00%
Reduction In Earn Out Obligation				$ 15,400	$ 75,000

SHARE CAPITAL (Details Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common Stock, Shares Authorized (in shares)	100,000,000	50,000,000
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Current	$ 3,620	$ 2,529	$ 5,977	$ 3,634
Deferred	(985)	1,708	(574)	3,396
Total	$ 2,635	$ 4,237	$ 5,403	$ 7,030

INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Deferred income tax assets:
Accrued liabilities	$ 2,642	$ 248
Tax loss carry forward	334	117
Provision for doubtful accounts	0	1,376
Net deferred income tax assets - current	2,976	1,741
Deferred income tax liabilities:
Unearned income	(10,868)	(9,505)
Other timing differences	0	(398)
Deferred income tax liabilities - current	(10,868)	(9,903)
Net deferred income tax liabilities - current	7,892	8,162
Deferred income tax assets:
Accrued liabilities	1,678	1,538
Tax loss carry forward	1,002	351
Deferred income tax assets - non-current	2,680	1,889
Deferred income tax liabilities - non-current:
Unearned income	(564)	(78)
Net deferred income tax assets - non-current	$ 2,116	$ 1,811

INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	2.80%	162.30%	3.30%	(64.00%)
Non-taxable income	(0.80%)	0.00%	(0.80%)	0.00%
Effect of rate differences in various transportation centers	(3.20%)	(28.00%)	(2.80%)	6.90%
Effective tax rate	23.80%	159.30%	24.70%	(32.10%)

INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Statutory rate	25.00%	25.00%	25.00%	25.00%
Operating Loss Carryforwards	$ 5,344		$ 5,344
Operating Loss Carryforwards, Expiration Dates			31-Dec-15

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
2011 (six months)	$ 173
2012	1,312
2013	483
2014	47
2015	15
Total	$ 2,030

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating Leases, Rent Expense	$ 722	$ 406	$ 1,368	$ 761

RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Due to Affiliate	$ 4,475		$ 35,661
Honest Best [Member]
Due to Affiliate	0	[1]	31,343	[1]
Hebei Kaiyuan [Member]
Due to Affiliate	1,112	[2]	1,074	[2]
Kaiyuan Shengrong [Member]
Due to Affiliate	$ 3,363	[2]	$ 3,244	[2]

[1]	Parent company of AutoChina and entity controlled by Mr. Li.
[2]	Entity controlled by Mr. Li.

RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Accounts Payable, Related Parties	$ 16,808		$ 0
Ruituo [Member]
Accounts Payable, Related Parties	$ 16,808	[1]	$ 0	[1]

[1]	Entity controlled by Mr. Li’s brother.

RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) (Ruituo [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Ruituo [Member]
Deposit For Inventory Related Party	$ 0	[1]	$ 14,539	[1]

[1]	Entity controlled by Mr. Li’s brother.

RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Capital Nature [Member] | Honest Best [Member]
Related Party Transaction	$ 0	[1],[2]	$ 61,570	[1],[2]
Capital Nature [Member] | Hebei Kaiyuan [Member]
Related Party Transaction	65,037	[3],[4]	63,354	[3],[4]
Capital Nature [Member] | Hebei Kaiyuan One [Member]
Related Party Transaction	0	[1],[4]	163,738	[1],[4]
Capital Nature [Member] | Kaiyuan Shengrong [Member]
Related Party Transaction	3,173	[4],[5]	3,057	[4],[5]
Capital Nature [Member] | Kaiyuan Shengrong One [Member]
Related Party Transaction	3,173	[4],[6]	3,057	[4],[6]
Capital Nature [Member] | Ruituo [Member]
Related Party Transaction	0	[1],[7]	69,795	[1],[7]
Capital Nature [Member] | Beijing Wantong Longxin Auto Trading Co., Ltd. [Member]
Related Party Transaction	0	[1],[8]	78,815	[1],[8]
Trading Nature [Member] | Honest Best [Member]
Related Party Transaction	58	[2],[9]	620	[2],[9]
Trading Nature [Member] | Hebei Kaiyuan [Member]
Related Party Transaction	43	[4],[9]	0	[4],[9]
Trading Nature [Member] | Kaiyuan Shengrong [Member]
Related Party Transaction	131	[4],[9]	94	[4],[9]
Trading Nature [Member] | Ruituo [Member]
Related Party Transaction	152,979	[10],[7]	208,583	[10],[7]
Trading Nature [Member] | Ruituo One [Member]
Related Party Transaction	279	[7],[9]	0	[7],[9]
Trading Nature [Member] | Beiguo Commercial Building Limited and Baoding Beiguo Commercial Building Limited, ("Beiguo") [Member]
Related Party Transaction	0	[10],[11]	135	[10],[11]
Trading Nature [Member] | Beiguo [Member]
Related Party Transaction	$ 0	[11],[9]	$ 610	[11],[9]

[1]	Loan provided to the Company during the period.
[2]	Parent company of AutoChina and entity controlled by Mr. Li.
[3]	Bank loan guarantee provided by the affiliates to the Company.
[4]	Entity controlled by Mr. Li.
[5]	Bank loan guarantee provided by the Company to the affiliate.
[6]	Receivables of the Company pledged to guarantee the bank loans borne by the affiliate.
[7]	Entity controlled by Mr. Li’s brother.
[8]	Entity in which Mr. Li’s brother holds a 40% equity interest.
[9]	Interest expenses incurred by the Company during the period.
[10]	Sale of automobiles to the Company, including VAT, during the period.
[11]	Entity in which Mr. Li and Mr. Thomas Luen-Hung Lau are the indirect beneficial owners of approximately 20.92% and 21.71%, respectively.

RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended					6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Oct. 31, 2011 Hebei Kaiyuan [Member]	Sep. 30, 2011 Hebei Kaiyuan [Member]	Oct. 31, 2011 Honest Best [Member] Minimum [Member]	Oct. 31, 2011 Honest Best [Member] Maximum [Member]	Oct. 31, 2011 Ruituo [Member]	Jun. 30, 2012 Ruituo [Member]	Jun. 30, 2011 Ruituo [Member]	Dec. 31, 2010 Ruituo [Member]	Jun. 30, 2012 Beiguo [Member]	Jun. 30, 2011 Beiguo [Member]
Related Party Transaction, Rate					8.20%	8.00%	3.95%	8.00%	8.00%			0.30%
Interest expense, related parties	$ 230	$ 681	$ 511	$ 1,324						$ 280	$ 0		$ 0	$ 610
Related Party Transaction, Purchases from Related Party										$ 152,979	$ 208,583		$ 0	$ 135

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balance at the beginning of the period	$ 5,544	$ 1,745
Provision during the period	4,287	4,271
Bad debts written off	(1,409)	(472)
Balance at the end of the period	$ 8,422	$ 5,544

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net investment in direct financing and sales-type leases	$ 363,981	$ 443,558
Accounts receivable	29,392	25,357
Total	393,373	468,915
Performing Financing Receivable [Member]
Net investment in direct financing and sales-type leases	363,981	443,558
Accounts receivable	4,587	5,909
Total	368,568	449,467
Nonperforming Financing Receivable [Member]
Net investment in direct financing and sales-type leases	0	0
Accounts receivable	24,805	19,448
Total	$ 24,805	$ 19,448

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Impaired Financing Receivable, Gross Amount	$ 30,868	$ 20,890
Impaired Financing Receivable, Allowance For Credit Losses	8,422	5,544
Impaired Financing Receivable, Total Carrying Amount	22,446	15,346
Accounts Receivable [Member]
Impaired Financing Receivable, Gross Amount	19,371	10,327
Impaired Financing Receivable, Allowance For Credit Losses	7,895	4,830
Impaired Financing Receivable, Total Carrying Amount	11,476	5,497
Class Of Financing Receivable [Member]
Impaired Financing Receivable, Gross Amount	11,497	10,563
Impaired Financing Receivable, Allowance For Credit Losses	527	714
Impaired Financing Receivable, Total Carrying Amount	$ 10,970	$ 9,849

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: allowance for credit losses	$ 8,422	$ 5,544	$ 1,745
Total	393,373	468,915
Nonperforming Financing Receivable [Member]
Less than 90 days	19,928	16,116
Over 90 days	12,772	8,162
Financing Receivable, Recorded Investment, Past Due	32,700	24,278
Less: allowance for credit losses	(7,895)	(4,830)
Total	$ 24,805	$ 19,448

CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 1,059	$ 394	$ 2,033	$ 788

SUBSEQUENT EVENT (Details Textual) (Subsequent Event [Member]) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	984,000	984,000
Equity Purchase Price	$ 56.4
Interest Rate Of Note	6.00%	6.00%
Appraisal Purchase Price	$ 159.3	1,000
Subsequent Event, Description	On August 30, 2012, the Company’s independent directors approved and the Company has entered into an equity transfer agreement (the “Agreement”) through its wholly-owned subsidiary, ACG to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, which is controlled by Mr. Li, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Asset”). Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The building is expected to be completed in October 2012. The Heat Planet shares are being purchased for approximately $56.4 million, subject to adjustment following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of Heat Planet on the closing date. The Company will also assume approximately $102.9 million in debt as part of the acquisition, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price will be payable within six months of occupation of the Asset, and any unpaid amounts after six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6% as of August 21, 2012), provided that if there is a good faith dispute regarding purchase price calculation or any purchase price adjustments then interest will not accrue until such dispute is definitively resolved. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Asset.	On August 30, 2012, the Company’s independent directors approved and the Company has entered into an equity transfer agreement (the “Agreement”) through its wholly-owned subsidiary, ACG to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, which is controlled by Mr. Li, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Asset”). Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and will also be occupied by a Hilton Worldwide-operated, five-star hotel. The building is expected to be completed in October 2012. The Heat Planet shares are being purchased for approximately $56.4 million, subject to adjustment following closing by the amount of discrepancy between the estimated and actual working capital and cash balance of Heat Planet on the closing date. The Company will also assume approximately $102.9 million in debt as part of the acquisition, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price will be payable within six months of occupation of the Asset, and any unpaid amounts after six months will begin to accrue interest at the one-year rate announced by the People’s Bank of China (6% as of August 21, 2012), provided that if there is a good faith dispute regarding purchase price calculation or any purchase price adjustments then interest will not accrue until such dispute is definitively resolved. The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Asset.